Other Income	12 Months Ended
Dec. 31, 2014
Other Income

7. Other Income

On August 22, 2013 Catalyst entered into a sub-lease agreement to lease a portion of Catalyst’s leased facility in South San Francisco, CA. Under the sub-lease agreement the sublessee pays rent and a share of facility operating expenses monthly to Catalyst. The Company’s lease to the facility and the sub-lease arrangement both expired in February 2015 (See Note 9). In 2014 and 2013, the Company recorded $541,720 and $153,266, respectively, in other income related to sub-lease rent and operating expense reimbursement.